Financial Risk Management - Net Monetary Position (Details) - Foreign currency risk $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of nature and extent of risks arising from financial instruments
U.S. dollar equivalent assets			$ 1,362.6		$ 1,485.2
U.S. dollar equivalent liabilities			(4,533.6)		(4,411.5)
Net liability position			(3,171.0)		(2,926.3)
Euros
Disclosure of nature and extent of risks arising from financial instruments
U.S. dollar equivalent assets			68.9		31.8
U.S. dollar equivalent liabilities			$ 15.0		$ 5.9
U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments
Percentage of reasonably possible increase in risk assumption			10.00%	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption			10.00%	10.00%	10.00%	10.00%
Hypothetical foreign exchange gain	$ 1,151,406	$ 957,507
Hypothetical foreign exchange loss	$ 1,151,406	$ 957,507
Long-term Debt Designated as Hedging Instrument of the Group's Investment in UHI
Disclosure of nature and extent of risks arising from financial instruments
U.S. dollar equivalent liabilities			$ 2,585.8	$ 50,869,542	$ 2,440.3	$ 48,086,944